Equity (Details) - Estimation fair value of warrants granted (Warrant)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term	3 years	3 years
Dividend yield	0.00%	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	148.00%	125.00%
Risk free interest rate	0.57%	1.18%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	108.00%	123.00%
Risk free interest rate	0.35%	0.72%